Consolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Sales:
Product sales	$ 47,632	$ 45,253	$ 40,729
Service sales	17,468	17,373	16,979
Net Sales	65,100	62,626	57,708
Costs and Expenses:
Cost of products sold	36,044	34,063	31,094
Cost of services sold	11,403	11,258	11,059
Research and development	2,635	2,529	2,371
Selling, general and administrative	6,500	6,718	6,452
Total costs and expenses	56,582	54,568	50,976
Other income, net	1,251	1,151	952
Operating profit	9,769	9,209	7,684
Interest expense, net	882	897	773
Income from continuing operations before income taxes	8,887	8,312	6,911
Income tax expense	2,264	2,238	1,711
Net income from continuing operations	6,623	6,074	5,200
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations	403	388	353
Income from continuing operations attributable to common shareowners	6,220	5,686	4,847
Discontinued operations (Note 3):
Income (loss) from operations	0	63	(998)
(Loss) gain on disposal	0	(33)	2,030
Income tax benefit (expense)	0	5	(742)
Net income from discontinued operations	0	35	290
Less: Noncontrolling interest in subsidiaries' earnings from discontinued operations	0	0	7
Income from discontinued operations attributable to common shareowners	0	35	283
Net income attributable to common shareowners	$ 6,220	$ 5,721	$ 5,130
Earnings Per Share of Common Stock - Basic:
Net income from continuing operations attributable to common shareowners	$ 6.92	$ 6.31	$ 5.41
Net income attributable to common shareowners	$ 6.92	$ 6.35	$ 5.73
Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations attributable to common shareowners	$ 6.82	$ 6.21	$ 5.35
Net income attributable to common shareowners	$ 6.82	$ 6.25	$ 5.66
Dividends Per Share of Common Stock	$ 2.360	$ 2.195	$ 2.030
Weighted average number of shares outstanding:
Basic shares	898.3	901.0	895.2
Diluted shares	911.6	915.1	906.6